As filed with the Securities and Exchange Commission on January 28, 2016

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	[ ]
(Check appropriate box or boxes)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (626) 914-7363

Elaine E. Richards, Esq.

U.S. Bancorp Fund Services, LLC
2020 E. Financial Way, Suite 100
Glendora, CA  91741
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered:	Shares of common stock, no par value per share, of the Hodges Blue Chip Equity Income Fund

It is proposed that this filing will become effective on February 27, 2016, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Hodges Equity Income Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-811-0224

[February ___, 2016]

Dear Shareholder,

We are sending this information to you because you are a shareholder of the Hodges Equity Income Fund (the “Acquired Fund”), a series of Professionally Managed Portfolios (the “Trust”).  After careful consideration, Hodges Capital Management, Inc. (“Hodges” or the “Advisor”), the Acquired Fund’s investment adviser, has recommended and the Board of Trustees (the “Board”) of the Trust has approved the reorganization of the Hodges Equity Income Fund into the Hodges Blue Chip Equity Income Fund (the “Acquiring Fund”) (formerly named the “Hodges Blue Chip 25 Fund”) also an existing series of the Trust (the “Reorganization”).

As further explained in the enclosed Information Statement/Prospectus, upon satisfaction of the conditions set forth in the Agreement and Plan of Reorganization, your current shares in the Hodges Equity Income Fund will be exchanged for shares of the Hodges Blue Chip Equity Income Fund at the closing of the Reorganization.  This exchange is expected to be a tax free exchange for shareholders.  You may redeem shares of the Hodges Equity Income Fund in the ordinary course until the last business day before the closing.  The Hodges Equity Income Fund is no longer available for purchase.  Redemption requests received after that time will be treated as redemption requests for shares of the Hodges Blue Chip Equity Income Fund received in connection with the Reorganization.

More information on the Hodges Blue Chip Equity Income Fund, reasons for the proposed Reorganization and benefits to the Hodges Equity Income Fund’s shareholders is contained in the enclosed Information Statement/Prospectus.  You should review the Information Statement/Prospectus carefully and retain it for future reference.

Again, we are providing this document for your information only, since shareholder approval is not required to effect the Reorganization under the Trust’s charter documents, Massachusetts state law or the laws of the Investment Company Act of 1940.  The Trust’s charter documents provide the Board of Trustees the power to merge assets and liabilities of the series of the Trust without shareholder approval.  Additionally, certain rules under the Investment Company Act of 1940 permit a merger of affiliated companies without obtaining shareholder approval if certain conditions are met.

The Reorganization is expected to close on or about the end of business on March 30, 2016.

Sincerely,

/s/

Camille Hodges Hays, President
Hodges Capital Management, Inc.

INFORMATION STATEMENT/PROSPECTUS

[February __, 2016]

REORGANIZATION OF

Hodges Equity Income Fund
(A series of Professionally Managed Portfolios)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-811-0224

IN EXCHANGE FOR SHARES OF

Hodges Blue Chip Equity Income Fund
(A series of Professionally Managed Portfolios)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-811-0224

WE ARE NOT ASKING YOU FOR A PROXY AND
YOU ARE REQUESTED NOT TO SEND US A PROXY

This Information Statement/Prospectus is being furnished to shareholders of the Hodges Equity Income Fund (the “Acquired Fund”), a series of Professionally Managed Portfolios (“PMP”), in connection with an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between Professionally Managed Portfolios (“PMP”), on behalf of the Acquired Fund, a series of PMP, and PMP, on behalf of the Hodges Blue Chip Equity Income Fund (the “Acquiring Fund”) (formerly named the “Hodges Blue Chip 25 Fund”).  The Reorganization Agreement provides for the reorganization of the Hodges Equity Income Fund into the Hodges Blue Chip Equity Income Fund (the “Reorganization”).  PMP is an open-end investment management company organized as a Massachusetts business trust.  Hodges Capital Management, Inc. (“Hodges” or the “Advisor”) is the investment adviser to both the Acquired Fund and the Acquiring Fund.  Hodges will continue to be responsible for providing investment advisory or portfolio management services to the Hodges Blue Chip Equity Income Fund following the Reorganization.

If you need additional copies of this Information Statement/Prospectus, please contact the Hodges Equity Income Fund at 1-866-811-0224 or in writing at Hodges Equity Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  Additional copies of this Information Statement/Prospectus will be delivered to you promptly upon request.  For a free copy of the Hodges Equity Income Fund’s annual report for the fiscal year ended March 31, 2015 or its most recent semi-annual report for the six months ending September 30, 2015, please contact the Hodges Equity Income Fund at 1-866-811-0224 or in writing at Hodge Equity Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

How the Reorganization Will Work

•	The Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund.

•
The Acquiring Fund will issue that number of shares of its common stock to the Acquired Fund in an amount that will equal, in aggregate net asset value, the aggregate net asset value of the shares of the Acquired Fund on the last business day preceding the closing of the Reorganization.

•
The Acquiring Fund will open accounts for the Acquired Fund’s shareholders, crediting the shareholders of the Acquired Fund, in exchange for shares of the Acquired Fund, with that number of full and fractional shares of the Acquiring Fund that is equivalent in aggregate net asset value to the aggregate net asset value of the shareholders’ shares in the Acquired Fund at the time of the Reorganization.

i

•	PMP will then dissolve the Acquired Fund.

Hodges and the PMP Board of Trustees (the “Board”) carefully considered the proposed Reorganization, as well as potential alternatives for the Acquired Fund, including its liquidation.  After careful consideration, the Board approved the Reorganization.  A copy of the form of the Agreement and Plan of Reorganization (“Reorganization Agreement”) is attached to this Information Statement/Prospectus as Appendix A.  The Reorganization Agreement is not required to be approved by the shareholders of the Acquired Fund.  Accordingly, shareholders of the Acquired Fund are not being asked to vote on or approve the Reorganization Agreement.

This Information Statement/Prospectus sets forth the basic information regarding the Reorganization.  You should read it and keep it for future reference.

For simplicity, actions are described in this Information Statement/Prospectus as being taken by either the Acquired Fund or the Acquiring Fund, although all actions are actually taken by PMP on behalf of the Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this Information Statement/Prospectus:

•
The Prospectus and Statement of Additional Information for the Hodges Equity Income Fund, dated July 29, 2015 (on file with the SEC (http://www.sec.gov) (File Nos. 811-05037; 033-12213) (Accession No. 0000894189-15-003506)), as supplemented March 26, 2016 (on file with the SEC (http://www.sec.gov) (File Nos. 811-05037; [__________]) (Accession No. [__________])), is incorporated by reference.

•
The Prospectus and Statement of Additional Information for the Hodges Blue Chip 25 Fund, dated July 29, 2015 (on file with the SEC (http://www.sec.gov) (File Nos. 811-05037; 033-12213) (Accession No. 0000894189-15-003506)), as supplemented March 26, 2016 (on file with the SEC (http://www.sec.gov) (File Nos. 811-05037; [__________]) (Accession No. [__________])), is incorporated by reference.

•
The Annual Report of the Hodges Equity Income Fund and the Hodges Blue Chip 25 Fund for the fiscal year ended March 31, 2015 (on file with the SEC (http://www.sec.gov) (File No. 811-05037) (Accession No. 0000898531-15-000269)), is incorporated by reference.

•
The Semi-Annual Report of the Hodges Equity Income Fund and the Hodges Blue Chip 25 Fund, for the six months ended September 30, 2015 (on file with the SEC (http://www.sec.gov) (File Nos. 811-05037) (Accession No. 0000898531-15-000506)), is incorporated by reference.

•	The Statement of Additional Information relating to this Information Statement/Prospectus dated [February ____, 2016], is incorporated by reference.

This Information Statement/Prospectus will be mailed on or about March 4, 2016 to shareholders of record of the Hodges Equity Income Fund as of January 21, 2016 (the “Record Date”).

Copies of these materials and other information about PMP and the Hodges Equity Income Fund are available upon request and without charge by writing to the address below or by calling the telephone number listed as follows:

Hodges Equity Income Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-811-0224 (toll free)
www.hodgesfunds.com

Shareholder approval is not required to effect the Reorganization.  No action on your part is required to effect the Reorganization.

ii

The SEC has not approved or disapproved the Hodges Blue Chip Equity Income Fund’s shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this Information Statement/Prospectus.  Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Information Statement/Prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Hodges Equity Income Fund.

_____________________________________

iii

Table of Contents

Page

SUMMARY	1
INFORMATION ABOUT THE REORGANIZATION	11
ADDITIONAL INFORMATION ABOUT THE FUNDS	16
AVAILABLE INFORMATION	19
LEGAL MATTERS	20
EXPERTS	20
OTHER MATTERS	20

Appendix A – Form of Agreement and Plan of Reorganization	Appendix A-1

Appendix B – Investment Policies and Restrictions	Appendix B-1

Appendix C – Shareholder Information for the Funds	Appendix C-1

Appendix D – Financial Highlights	Appendix D-1

SUMMARY

The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein.  You should read carefully the entire Information Statement/Prospectus, including the Reorganization Agreement, the form of which is attached as Appendix A, because it contains details that are not in the summary.

As used herein, the term “Reorganization” refers collectively to: (1) the transfer of all of the assets and liabilities of the Hodges Equity Income Fund to the Hodges Blue Chip Equity Income Fund; (2) the issuance of shares of common stock by the Hodges Blue Chip Equity Income Fund to the Hodges Equity Income Fund in an amount that will equal, in aggregate net asset value, the aggregate net asset value of the shares of the Hodges Equity Income Fund, on the last business day preceding the closing of the Reorganization; (3) the opening of accounts by the Hodges Blue Chip Equity Income Fund for the Hodges Equity Income Fund shareholders, the crediting of Hodges Blue Chip Equity Fund shares, in exchange for their shares of the Hodges Equity Income Fund, with that number of full and fractional shares of the Hodges Blue Chip Equity Income Fund that are equivalent in aggregate net asset value to the aggregate net asset value of  the shareholders’ shares in the Hodges Equity Income Fund at the time of the Reorganization; and (4) the ultimate redemption by PMP of the shares of the Hodges Equity Income Fund prior to its dissolution.

The Reorganization is expected to be a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  For information on the tax consequences of the Reorganization, see the sections entitled “Summary – Federal Income Tax Consequences of the Reorganization” and “Information About the Reorganization – Federal Income Tax Consequences” in this Information Statement/Prospectus.

Comparison of the Hodges Equity Income Fund to the Hodges Blue Chip Equity Income Fund

	Hodges Equity Income Fund	Hodges Blue Chip Equity Fund
Form of Organization	A diversified series of PMP, an open-end investment management company organized as a Massachusetts business trust.	Same.
Net Assets as of September 30, 2015	$15,600,781	$12,200,962
Investment Advisor and Portfolio Managers
Investment Advisor:
Hodges Capital Management, Inc.
Portfolio Managers:
Craig D. Hodges, Chief Investment Officer, Chief Executive Officer and Portfolio Manager
Eric J. Marshall, President and Portfolio Manager
Gary M. Bradshaw, Senior Vice President and Portfolio Manager
		Same. Same.

	Hodges Equity Income Fund	Hodges Blue Chip Equity Fund
Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year
Hodges has contractually agreed to reduce its fees and pay the Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/ Recoupment for Retail Class shares of the Fund to 1.30% of the Fund’s average net assets (the “Expense Cap”).  For the fiscal year ended March 31, 2015, the Expense Cap for the Fund was 1.30%.

Same.
Investment Objective
The Hodges Equity Income Fund seeks income and long-term capital appreciation.

The Fund’s investment objective is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Same. Same.
Investment Policy
The Hodges Equity Income Fund will not change its investment policy of investing at least 80% of its net assets in companies suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Same.
Principal Investment Strategies
The Advisor’s investment approach regarding the Equity Income Fund is to make strategic long-term investments in income producing equity securities.

The Fund has no limitations on the size of the market capitalization of equity securities in which it invests.

The Advisor’s investment approach regarding the Fund is to make strategic long-term investments in the common stocks of U.S. companies with large capitalizations as well as income producing equity securities.  The Fund defines large capitalization companies as those whose market capitalizations, at the time of purchase, are within the range of market capitalization of companies constituting the S&P 500® Index.

The Equity Income Fund’s primary investment strategy targets a flexible approach of both preferred and common stocks, as well as various types of convertible debt securities that generate income.  The Equity Income Fund seeks dividend payments that provide investors a yield that exceeds the yield of the stocks comprising the S&P 500® Index.

The Fund’s primary investment strategy targets a flexible approach of both value and growth stocks that have above average investment merits as well as preferred and common stocks and various types of convertible debt securities that generate income. The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.
Under normal market conditions, the Equity Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income producing equity securities.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large capitalization income producing equity securities.  The Fund invests primarily in the stocks of large capitalization companies. The Fund defines large capitalization companies as companies whose market capitalizations, at the time of purchase, are within the range of market capitalization of companies constituting the S&P 500® Index.  The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations outside the defined large-cap level at the time of purchase.

Hodges Equity Income Fund	Hodges Blue Chip Equity Fund
Equity securities include common stock, preferred stock and equity-equivalent securities such as convertible securities, stock futures contracts or equity options.	Same.

The Equity Income Fund may also invest up to 20% of its net assets in equity or debt securities of issuers that do not pay regular dividends or do not have a current cash distribution at the time of purchase.  In addition, the Fund may invest in investment-grade non-convertible debt securities, U.S. government securities and money market funds.  The Fund also may invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks, currencies or security indices.

In addition, the Fund may invest in U.S. government securities and money market funds. The Fund pursues a buy and hold strategy.
Although not a principal investment strategy, the Fund may also engage in short selling and may sell options purchased and write “covered” call options.	Same.
The Equity Income Fund issues dividends from net investment income on a quarterly basis. An investor may choose to have the quarterly dividend paid in cash or reinvested into the Fund.	Same.

Although not a principal investment strategy, the Equity Income Fund may also invest up to 25% of its net assets in stocks of foreign companies which are U.S. dollar denominated and trade on a domestic national securities exchange (including ADRs, EDRs and GDRs), debt securities of companies, debt obligations of governments and their agencies and other similar securities.

Same.
The Advisor selects investments using a “bottom-up” approach, which is largely driven by internal research.	Same.

Such an approach involves fundamental analysis of a company’s long-term ability to provide attractive income returns to shareholders, sustainability of business models, competitive factors as well as the track record and character of management.

Such an approach involves fundamental analysis of a company’s long-term investment merits, business model, competitive factors, pricing power as well as the track record and character of management.
Companies that the Advisor seeks to identify using its fundamental research process are most likely to exhibit the following characteristics:	Companies that the Advisor seeks to identify using its fundamental research process are most likely to exhibit the following characteristics:
-Ability to pay dividends and/or positive dividend coverage ratio;
-Consistent high levels of profitability and cash flow;
-The prospect for dividend growth;
-Strong balance sheets;
-Profit visibility; and
-Quality management teams that are aligned with shareholder interests.
-Consistent high levels of profitability;
-Ability to pay dividends and/or positive dividend coverage ratio;
-The prospect for dividend growth;
-The prospect for rapidly growing earnings per share;
-Strong balance sheets;
-Competitive advantages;
-Profit visibility; and
-Quality management teams that are aligned with shareholder interests.

Hodges Equity Income Fund	Hodges Blue Chip Equity Fund

 The Advisor will consider selling a security in the Equity Income Fund’s portfolio if the Advisor believes that security no longer meets the Advisor’s dividend payment or valuation criteria.  Such evaluation will involve measuring a company’s ability to pay-out dividends on a sustainable basis and potential for additional appreciation in a security relative to its downside risk.  If a stock’s risk parameters appear to outweigh its return opportunity, the stock may be sold.  A stock may also be sold to meet redemptions or if more attractive investment alternatives are identified.  While the Equity Income Fund is managed with consideration given to tax efficiency, the Equity Income Fund’s portfolio turnover could exceed 100% in a given year.  A high turnover has the potential to result in the realization and distribution of capital gains, as well as higher transaction costs.

The Advisor will also take tax considerations into account when making a sell decision.

The Advisor will consider selling a security in the Fund’s portfolio if the Advisor believes that security has become overvalued or is believed to have reached its growth potential. Such evaluation will involve measuring the potential for additional appreciation in a security relative to its down-side risk. While the Fund will be managed with consideration given to tax efficiency and will pursue and target a turnover of less than 100% in a given year, the Fund’s portfolio turnover may vary depending on market conditions in any given year.

Same.

Temporary Strategies
Under normal market conditions, the Fund will invest according to its principal investment strategies described above.  However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, such as certificates of deposits, bankers’ acceptances, time deposits, commercial paper, short-term notes or money market instruments in response to adverse market, economic or political conditions.  As a result, the Fund may not achieve its investment objective to the extent that it makes such “defensive” investments.  In the event that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.
Same.
Short Sales
The Fund may engage in short sale transactions where the Fund sells securities it does not own in anticipation of a decline in the value of securities.  In a short sale transaction, the Fund makes delivery of a security that is “borrowed” from a broker.  The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement.  The Fund may not engage in short sale transactions if, after effect is given to any given short sale, the total market value of all securities “sold short” exceeds 25% of the value of the Fund’s net assets.

Same.

Hodges Equity Income Fund	Hodges Blue Chip Equity Fund
Fundamental and Non-Fundamental Investment Policies and Restrictions	For a more complete description of the Fund’s fundamental investment policies and restrictions, see Appendix B.	Same.

In general, the Fund has adopted fundamental policies that, subject to certain exceptions, limit or restrict the Fund with respect to the following activities: (1) with respect to 75% of its assets, purchasing more than a certain amount in any one issuer, (2) borrowing money or issuing senior securities, (3) acting as an underwriter of securities issued by others, (4) concentrating its investments in any particular industry or group of industries, (5) investing directly in real estate or interests in real estate, (6) purchasing or selling physical commodities, and (7)  making loans.

Same.

The Fund has adopted non-fundamental policies that, subject to certain exceptions, limit or restrict the Fund with respect to the following activities: (1) investing in companies for the purpose of exercising control of management, (2) investing more than 15% of its net assets in illiquid securities.

Same.
	The Fund is a diversified series of PMP.	Same.
Management and Other Fees	Management Fee. 0.65% of the Fund’s average daily net assets.	Same.

Administration Fees.  The Fund pays a separate fee for administration, fund accounting and transfer agency services to U.S. Bancorp Fund Services, LLC (“USBFS”).  Additionally, the Fund pays separate fees for custodial services to U.S. Bank, National Association (“US Bank”).

Same.
Distribution	Quasar Distributors, LLC provides distribution services to the Fund.	Same.
Expense Limitations
Hodges Capital Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and pay the Equity Income Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement Recoupment for Retail Class shares of the Equity Income Fund to 1.30% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect at least until July 31, 2016.  The Agreement may be terminated at any time by the Board upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board.  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Same.

Hodges Equity Income Fund	Hodges Blue Chip Equity Fund
Buying Shares	You may buy shares directly from the Fund through its transfer agent or through third-party financial intermediaries.	Same.
Exchange Privilege	You may exchange your Fund shares for shares of other Hodges Funds.	Same.
Selling Shares	Shares of the Fund will be sold at the net asset value per share calculated after the Fund receives your request in good order.	Same.

If the account is registered in your name, you may sell your shares by contacting the Fund by mail or telephone as described in detail in the Fund’s Prospectus.  Redemptions may also be made through third-party financial intermediaries, such as fund supermarkets or broker-dealers, who may charge a commission or other transaction fee.

Same.

 Comparison of Principal Risks of Investing in the Funds

A discussion regarding certain principal risks of investing in the Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund (each a “Fund” and collectively the “Funds”) is set forth below.  Where applicable, differences between the Acquired Fund and the Acquiring Fund have been highlighted.  This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Funds’ Prospectus and the Statement of Additional Information.  As with all mutual funds, there is the risk that you could lose all or a portion of your investment in a Fund.  An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

Hodges Equity Income Fund and Hodges Blue Chip Equity Income Fund

•
General Market Risk (Both Funds):  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•	Equity Risk (Both Funds): Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.
•	Management Risk (Both Funds): The Advisor may fail to implement the Fund’s investment strategies and meet its investment objective.
•
Short Sales Risk (Both Funds):  Short sale strategies can be riskier than “long” investment strategies.  The Fund may seek to hedge investments or realize additional gains through short sales.  Because the Fund may short positions it does not own, potential losses to the Fund are unlimited.

•
Portfolio Turnover Risk (Hodges Equity Income Fund):  High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Fund shareholders.

•
Foreign Securities Risk (Both Funds):  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•
Investment Style Risk (Both Funds): Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  The Fund may outperform or underperform other funds that employ a different investment style.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

•
Large Company Risk (Both Funds):  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Futures and Options (Derivatives) Risk (Both Funds):  The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments.  Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

•
Smaller Company Risk (Both Funds):  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

•
Debt Security Risk (Both Funds): Debt securities are subject to the risk that they will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on debt securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Convertible Security Risk (Both Funds):  As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.

Other Consequences of the Reorganization

Management Fee and Structure.  Hodges serves as the investment adviser to both the Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund.  After the Reorganization, Hodges will continue to serve as investment adviser to the Hodges Blue Chip Equity Income Fund.  Under an investment advisory agreement with the Funds, each Fund compensates Hodges for its investment advisory services as shown in the table below.  For the six months ended September 30, 2015, Hodges received the following net management fees as a percentage of average daily net assets.  The “net” management fee reflects the amount received because Hodges was required to either waive a portion of its fees or was entitled to recoup a portion of fees previously waived pursuant to the expense limitation agreement described below:

	Annual Advisory Fee	Net Advisory Fee Received (after waivers or recoupments)
Hodges Equity Income Fund	0.65%	0.44%
Hodges Blue Chip Equity Income Fund	0.65%	0.28%

The investment advisory agreement is further described under “Additional Information About the Funds – Investment Advisory Agreement,” below.

Expense Limitation.  Hodges and PMP have entered into an operating expense limitation agreement under which Hodges has agreed to waive its management fees and/or reimburse expenses of the Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding interest expense in connection with investment activities, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) will not exceed 1.30% (the “Expense Cap”), as a percentage of each Fund’s average net assets, at least through July 31, 2016 for the Hodges Equity Income Fund and July 31, 2017 for the Hodges Blue Chip Equity Income Fund.  The agreements remain in effect indefinitely, and at a minimum through July 31, 2016 for the Hodges Equity Income Fund and July 31, 2017 for the Hodges Blue Chip Equity Income Fund, and may be terminated by the PMP Board.  A reimbursement may be requested by Hodges if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  In addition, any such reimbursement from a Fund to the Advisor will be subject to the applicable limitation on the Fund expenses.

Past Performance

The following performance information provides some indication of the risks of investing in the Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund.  The bar chart below illustrates how shares of the Funds’ total returns have varied from year to year.  The table below illustrates how the Funds’ average annual total returns for the 1-year, 5-year and since inception periods compare with that of a broad-based securities index.  The Funds’ past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.  Updated performance information is available on the Funds’ website at www.hodgesfunds.com or by calling 1-866-811-0224.  Note that the Hodges Blue Chip Equity Income Fund changed its investment strategy to mandate an 80% investment in large capitalization income producing equity securities, effective [March 30, 2016].  Prior thereto, the Fund’s strategy did not mandate that level of investment in large capitalization income producing securities, and the Fund’s portfolio did not always maintain that level of investment in large capitalization income producing securities. The performance shown below was achieved under the Fund’s former investment strategy.

Hodges Equity Income Fund
Calendar Year Total Returns as of December 31
Retail Class

Highest Quarterly Return:	3Q, 2010	12.80%

Lowest Quarterly Return:	2Q, 2010	-8.54%

Hodges Blue Chip Equity Income Fund
Calendar Year Total Returns as of December 31
Retail Class

Highest Quarterly Return:	4Q, 2013	12.30%

Lowest Quarterly Return:	3Q, 2011	-12.44%

Average Annual Total Returns

The after-tax returns shown in the following tables are intended to show the impact of assumed federal income taxes on an investment in the Funds.  The “Return After Taxes on Distributions” shows the effect of taxable distributions (investment company taxable income and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Fund shares were sold at the end of the specified period.  The after tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account.

Average Annual Total Returns as of December 31, 2015
Equity Income Fund	1 Year	5 Year	Since Inception (9/10/2009)
Retail Class Shares
Return Before Taxes	-2.20%	8.41%	10.05%
Return After Taxes on Distributions	-5.27%	6.89%	8.69%
Return After Taxes on Distributions and Sale of Fund Shares	1.28%	6.69%	8.13%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	13.60%

Average Annual Total Returns as of December 31, 2015
Blue Chip Equity Income Fund	1 Year	5 Year	Since Inception (9/10/2009)
Retail Class Shares
Return Before Taxes	4.55%	11.56%	11.07%
Return After Taxes on Distributions	2.75%	10.17%	9.88%
Return After Taxes on Distributions and Sale of Fund Shares	4.08%	9.11%	8.84%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	0.92%	12.44%	13.68%

The Funds’ Fees and Expenses

The following Summary of Fund Expenses shows the current fees and expenses for the Hodges Equity Income Fund compared to the Hodges Blue Chip Equity Income Fund (based on the six months ended September 30, 2015) and the pro forma fees and expenses of the Hodges Blue Chip Equity Fund for the same period assuming the Reorganization had occurred on April 1, 2015.  Each of the Funds is subject to certain annual operating Fund expenses as indicated in the Summary below.

Summary of Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Hodges Equity Income Fund	Hodges Blue Chip Equity Income Fund	Hodges Blue Chip Equity Income Fund (Pro Forma)
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Hodges Equity Income Fund	Hodges Blue Chip Equity Income Fund	Hodges Blue Chip Equity Income Fund (Pro Forma)
Management Fee	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.61%	0.77%	0.51%
Sub-Total Annual Fund Operating Expenses	1.51%	1.67%	1.41%
Acquired Fund Fees and Expenses(1)	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.51%	1.68%	1.42%
Expense Reduction/Reimbursement	-0.21%	-0.37%	-0.11%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement(3)	1.30%	1.31%	1.31%

(1)	As of the fiscal year ended March 31, 2015.
(2)
The Total Annual Fund Operating Expenses for each Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement provided in the Financial Highlights section located in Appendix D of this Information Statement/Prospectus, which reflects the operating expenses of each Fund and does not include AFFE.

(3)
Hodges Capital Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and pay the Funds’ expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for Retail Class shares of the Funds to 1.30% of each Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect at least until July 31, 2016 for the Hodges Equity Income Fund and July 31, 2017 for the Hodges Blue Chip Equity Income Fund.  The Agreement may be terminated at any time by the Board upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board.  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example of Effect of Fund Expenses

The Example is intended to help you compare the costs of investing in the Hodges Equity Income Fund with the cost of investing in the Hodges Blue Chip Equity Income Fund, assuming the Reorganization has been completed.  The Example assumes that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that each Fund’s total operating expenses remain the same (taking into account the Expense Cap for the first year only).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Hodges Equity Income Fund	$132	$457	$804	$1,784
Hodges Blue Chip Equity Income Fund	$133	$493	$878	$1,956
Hodges Blue Chip Equity Income Fund (Pro Forma)	$133	$439	$766	$1,692

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

During the six months ended September 30, 2015, the portfolio turnover rate for the Hodges Equity Income Fund was 22% of the average value of its portfolio, and the portfolio turnover rate for the Hodges Blue Chip Equity Income Fund was 32% of the average value of its portfolio.

Federal Income Tax Consequences of the Reorganization

As a non-waiverable condition to the Reorganization, each Fund will have received an opinion of counsel to the effect that the Reorganization should qualify as a tax-free reorganization for federal income tax purposes within the meaning of Section 368(a) of the Code.  Accordingly, neither the Funds nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization.  In addition, the tax basis and the holding period of the Hodges Blue Chip Equity Income Fund shares received by each shareholder of the Hodges Equity Income Fund in the Reorganization should be the same as the tax basis and holding period of the Hodges Equity Income Fund shares given up by such shareholder in the Reorganization; provided that, with respect to the holding period for the shares received, the shares given up must have been held as capital assets by the shareholder.  In addition, the tax basis and holding period of the assets of the Hodges Equity Income Fund will be the same when acquired by the Hodges Blue Chip Equity Income Fund in the Reorganization.  See “Information About the Reorganization – Federal Income Tax Consequences,” below.

* * * * * * * * * * * * *

The preceding is only a summary of certain information contained in this Information Statement/Prospectus relating to the Reorganization.  This summary is qualified by reference to the more complete information contained elsewhere in this Information Statement/Prospectus, the Prospectuses and Statements of Additional Information of the Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund, and the Reorganization Agreement.  Shareholders should read this entire Information Statement/Prospectus carefully.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization.  Hodges Capital Management, Inc. is the investment adviser to both the Acquired Fund and the Acquiring Fund.  The Acquired Fund and the Acquiring Fund commenced operations at the same time on September 10, 2009.  The Acquired Fund and Acquiring Fund have very similar strategies.  However, the Acquired Fund has grown slowly since its inception, and as of September 30, 2015 the Acquired Fund had only approximately $15.6 million in assets.  At the current asset size, the Acquired Fund is unable to support its own expenses without significant input from the Advisor.

Hodges believes that combining the Acquired Fund and the Acquiring Fund will benefit shareholders of the Acquired Fund who wish to maintain investments in a similar strategy, and the increase in assets will allow for more diversification.  In addition, combining the portfolios will reduce the likelihood that Hodges will find it necessary to liquidate the Acquired Fund because it can no longer subsidize the expenses of the Acquired Fund.  In considering Hodges’s recommendation, the Board considered a number of factors which are discussed in more detail below, including potential alternatives to the Reorganization.  Pursuant to the Reorganization Agreement, Hodges has agreed to bear all expenses incurred in connection with the Reorganization.

Following the Reorganization, the investment advisory fee paid by the Hodges Blue Chip Equity Income Fund will be the same as the investment advisory fee paid by the Hodges Equity Income Fund (i.e., 0.65% of the Fund’s average daily net assets).  Hodges has agreed to retain an Expense Cap for the Hodges Blue Chip Equity Income Fund following the Reorganization, which is indefinite, but at a minimum through July 31, 2017, which is the same as the Expense Cap in effect for the Hodges Equity Income Fund.  For both the Hodges Equity Income Fund and the Blue Chip Equity Income Fund, the expense limitation does not cover interest on tax expenses, brokerage commissions, extraordinary and non-recurring expenses, acquired fund fees and expenses (“AFFE”) and dividends and interest on short portions.

Reorganization Agreement.  The Reorganization Agreement sets forth the terms by which the Hodges Equity Income Fund will be reorganized into the Hodges Blue Chip Equity Income Fund.  The form of the Reorganization Agreement is attached as Appendix A and the description of the Reorganization Agreement contained herein is qualified in its entirety by the attached Reorganization Agreement.  The following sections summarize the material terms of the Reorganization Agreement and the federal income tax treatment of the reorganization.

The Reorganization.  The Reorganization Agreement provides that upon the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund, the Acquiring Fund will issue to the Acquired Fund that number of full and fractional Acquiring Fund shares having an aggregate net asset value equal in value to the aggregate net asset value of the Acquired Fund, calculated as of the closing date of the Reorganization (the “Closing Date”).  The Acquired Fund will redeem its shares in exchange for the Acquiring Fund shares received by it and will distribute such shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.  The Acquired Fund shareholders will receive the Acquiring Fund shares based on their holdings in the Acquired Fund as of the last business day preceding the Closing Date (the “Valuation Time”).

Upon completion of the Reorganization, each shareholder of the Hodges Equity Income Fund will own that number of full and fractional shares of the Blue Chip Equity Income Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Hodges Equity Income Fund as of the Valuation Time.  Such shares will be held in an account with the Hodges Blue Chip Equity Income Fund identical in all material respects to the account currently maintained by the Hodges Equity Income Fund for such shareholder.

Until the Valuation Time, shareholders of the Hodges Equity Income Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Hodges Equity Income Fund’s transfer agent of a redemption request in good order.  Redemption requests received by the transfer agent after the Valuation Time will be treated as requests received for the redemption of shares of the Hodges Blue Chip Equity Income Fund received in connection with the Reorganization.  After the Reorganization, all of the issued and outstanding shares of the Hodges Equity Income Fund will be canceled on the books of the Hodges Blue Chip Equity Income Fund, and the transfer agent’s books of the Hodges Equity Income Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from counsel addressed to the Hodges Equity Income Fund with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Agreement.  Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date of the Reorganization will be at the close of business on March 30, 2016, or such other date as is agreed to by the parties.

The Reorganization Agreement may not be changed except by an agreement signed by each party to the Agreement.

Federal Income Tax Consequences.  Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of the Reorganization to shareholders of the Hodges Equity Income Fund.  This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this Information Statement/Prospectus, all of which may change, possibly with retroactive effect.  Any such changes could alter the tax consequences described in this summary.

This discussion of material U.S. federal income tax consequences of the Reorganization does not address all aspects of U.S. federal income taxation that may be important to a holder of the Hodges Equity Income Fund shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules.

In addition, this discussion does not address any other state, local or foreign income tax or non-income tax consequences of the Reorganization or of any transactions other than the Reorganization.

Note: Hodges Equity Income Fund shareholders are urged to consult their own tax advisers to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganization and the other transactions contemplated herein.

The Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund will each receive an opinion from the law firm of Schiff Hardin substantially to the effect that, based on certain facts, assumptions and representations made by the Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(a)  The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code.

(b)  No gain or loss generally will be recognized by an Acquired Fund upon the transfer of all of its assets to the corresponding Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities or upon the distribution of the Acquiring Fund Shares to the Acquired Fund’s shareholders in exchange for their shares of the Acquired Fund.

(c)  No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of all of the assets of the corresponding Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

(d)  The adjusted tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the adjusted tax basis of such assets to the Acquired Fund immediately prior to the Reorganization.

(e)  The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the holding period of those assets in the hands of the Acquired Fund immediately prior to the Reorganization.

(f)  No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares (including fractional shares to which they may be entitled) and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

(g)  The aggregate adjusted tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate adjusted tax basis of the Acquired Fund Shares held by the Acquired Fund’s shareholders immediately prior to the Reorganization.

(h)  The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefore, provided that the Acquired Fund Shares were held as a capital asset on the Closing Date.

As of September 30, 2015, the Acquired Fund and the Acquiring Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.  The Acquired Fund and the Acquiring Fund identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts.  As of September 30, 2015, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

A successful challenge to the tax-free status of the Reorganization by the Internal Revenue Service (the “IRS”) would result in Hodges Equity Income Fund shareholders recognizing gain or loss with respect to each Hodges Equity Income Fund share equal to the difference between that shareholder’s basis in the share and the fair market value, as of the time of the Reorganization, of each Hodges Blue Chip Equity Income Fund share received in exchange therefore.  In such event, a shareholder’s aggregate basis in the shares of the Hodges Blue Chip Equity Income Fund received in the exchange would equal such fair market value, and the shareholder’s holding period for the shares would not include the period during which such shareholder held the Hodges Equity Income Fund shares.

If any of the representations or covenants of the parties as described herein is inaccurate, the tax consequences of the transaction could differ materially from those summarized above.  Furthermore, the description of the tax consequences set forth herein will neither bind the IRS, nor preclude the IRS or the courts from adopting a contrary position.  No assurance can be given that contrary positions will not successfully be asserted by the IRS or adopted by a court if the issues are litigated.  No ruling has been or will be requested from the IRS in connection with this transaction.  No assurance can be given that future legislative, judicial or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein.  Therefore, shareholders should consult their own tax adviser as to the specific tax consequences to them under the federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s own particular tax circumstances.

Board Considerations

In considering and approving the Reorganization, the PMP Board considered the future of the Hodges Equity Income Fund and the advantages of reorganizing the Fund into the Hodges Blue Chip Equity Income Fund.  Among other things, the PMP Board also reviewed, with the assistance of outside legal counsel, the overall proposal for the Reorganization, the principal terms and conditions of the Reorganization Agreement, including that the Reorganization be consummated on a tax-free basis, and certain other materials provided to the Board in connection with the Written Consent and at other Board meetings throughout the past year.

In considering the Reorganization, the PMP Board took into account a number of additional factors.  Some of the more prominent considerations are discussed further below.  The PMP Board considered the following matters, among others and in no order of priority:

•
The Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund have an investment objective of seeking income and long-term capital appreciation and have similar principal investment strategies;

•	The Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund have the same fundamental investment restrictions;

•	The Hodges personnel that manage the Hodges Equity Income Fund also manage the Hodges Blue Chip Equity Income Fund;

•	The PMP Board will continue to oversee the Hodges Blue Chip Equity Income Fund;

•	The Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund have the same management fee;

•	The contractual expense limitations that Hodges has agreed to maintain for the Funds are identical;

•	The Reorganization, as contemplated by the Reorganization Agreement, will be a tax free reorganization;

•	The costs of the Reorganization, as contemplated by the Reorganization Agreement, will be borne by Hodges; and

•	The interests of the current shareholders of the Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund will not be diluted as a result of the Reorganization.

The Board also considered alternatives to the Reorganization, such as the liquidation of the Hodges Equity Income Fund.  In considering the alternative of liquidation, the Board noted that (1) Hodges Equity Income Fund shareholders not wishing to become part of the Hodges Blue Chip Equity Income Fund could redeem their shares of the Hodges Equity Income Fund at any time prior to closing without penalty and (2) that the Reorganization would allow shareholders of the Hodges Equity Income Fund who wished to retain their investment after the Reorganization to do so in a registered mutual fund with a similar investment strategy managed by the very same investment adviser and portfolio team in a substantially similar manner.

Furthermore, the Board considered that Rule 17a-8(a)(3) permits a merger of affiliated companies without obtaining shareholder approval if certain conditions are met as noted below:

•	No fundamental policy of the merging company is materially different from the fundamental policy of the surviving company;

•	No advisory contract between the merging company is materially different from an advisory contract of the surviving company;

•
Trustees of the merging company who are not interested persons of the merging company and who were elected by its shareholders, will comprise a majority of the trustees of the surviving company who are not interested persons of the surviving company; and

•	Any distribution fees authorized to be paid by the surviving company pursuant to Rule 12b-1 are no greater than the distribution fees of the merging company.

The Board determined that all these conditions had been met.  After consideration of the factors noted above, together with other factors and information considered to be relevant, the PMP Board determined that the Reorganization is in the best interests of shareholders of the Hodges Equity Income Fund and Hodges Blue Chip Equity Income Fund, and accordingly, unanimously approved the Reorganization of the Hodges Equity Income Fund into the Hodges Blue Chip Equity Income Fund, and the Reorganization Agreement.

Costs and Expenses of the Reorganization.  The Reorganization Agreement provides that all expenses of the Reorganization will be borne by Hodges.  Such expenses include, without limitation:  (a) expenses associated with the preparation and filing of this Information Statement/Prospectus; (b) postage and mailing; (c) printing; (d) accounting fees; and (e) legal fees incurred by PMP.

Capitalization.  The following table sets forth the capitalization of the Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund, and on a pro forma basis the successor Hodges Blue Chip Equity Income Fund, as of the six months ended September 30, 2015 after giving effect to the Reorganization.

Fund Capitalization as of September 30, 2015	Net Assets	Shares Outstanding	Net Asset Value Per Share
Hodges Equity Income Fund	$15,600,781	1,155,218	$13.50
Hodges Blue Chip Equity Income Fund	$12,200,962	841,770	$14.49
Hodges Blue Chip Equity Income Fund (Pro Forma)	$27,801,743	1,918,428	$14.49

ADDITIONAL INFORMATION ABOUT THE FUNDS

Purchase, Redemption and Exchange Policies.  The purchase, redemption and exchange policies for the Funds are identical and are highlighted below.  For a more complete discussion of the Funds’ purchase, redemption and exchange policies, please see Appendix C.

Minimum Initial Investment for All Account Types	Subsequent Minimum Investment for All Account Types
Retail Class: $1,000	Retail Class: $50

Distributions.  The Funds will make capital gains distributions from net profits from the sale of securities, if any, at least annually, typically in December.  Dividends from net investment income, if any, are issued quarterly by the Funds.  Each Fund may make additional payments of dividends or distributions if it deems it desirable at another time during any year.

Tax Information.  Each Funds’ distributions are taxable, and are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Advisory Agreement.  Under the investment advisory agreements (the “Advisory Agreements”) with PMP, on behalf of the Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund, Hodges manages the Funds’ investments and business affairs subject to the supervision of the Board of Trustees of PMP.  The Advisor buys and sells securities for the Fund.  Hodges also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.  Under the Advisory Agreements, the Advisor is entitled to receive a monthly management fee for its investment advisory services as described above.  In addition to the advisory fees, each Fund incurs other expenses such as custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary Fund expenses.  (Acquired Fund Fees and Expenses are indirect fees that a Fund incurs from investing in the shares of other investment companies.)  Hodges has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to limit Total Annual Fund Operating Expenses to 1.30% of each Fund’s average net assets.

Any reduction in advisory fees or payment of expenses made by Hodges is subject to reimbursement by the Fund if requested by Hodges, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by Hodges if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  Hodges is permitted to be reimbursed for fee reductions and/or expense payments it made in the prior three fiscal years.  Each Fund must pay its current ordinary operating expenses before Hodges is entitled to any reimbursement of fees and/or expenses.  In addition, any such reimbursement from a Fund to the Advisor will be subject to the applicable limitation on the Fund expenses.  The current Expense Cap is in place indefinitely, but at a minimum through July 31, 2016 for the Hodges Equity Income Fund and July 31, 2017 for the Hodges Blue Chip Equity Income Fund.  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

Please refer to “Summary – Summary of Fund Expenses” which illustrates the pro forma operating expenses for the Hodges Blue Chip Equity Income Fund after giving effect to the Reorganization.  A discussion regarding the PMP Board’s basis for approving the investment advisory agreement is included in the Funds’ semi-annual report to shareholders for the six months ended September 30, 2015.

Valuation.  The Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund have the same Valuation Policy, which is more fully discussed in Appendix C “Shareholder Information for the Funds.”  There are no differences between the Valuation Policy of the Funds.

Description of the Securities to be Issued; Rights of Shareholders.  Set forth below is a description of the Hodges Blue Chip Equity Income Fund shares to be issued to the shareholders of the Hodges Equity Income Fund in the Reorganization.  Also set forth below is a discussion of the rights of shareholders of each Fund.  Because both Funds are series of PMP, the Funds’ shares have identical characteristics.

The following is a summary of the material rights of shareholders of the Hodges Equity Income Fund and Hodges Blue Chip Equity Income Fund, but does not purport to be a complete description of these rights.  These rights may be determined in full by reference to PMP’s Amended and Restated Declaration of Trust, and PMP’s Amended and Restated Bylaws (collectively, the “Governing Instruments”).  The Governing Instruments are subject to amendment in accordance with their terms.  Copies of the Governing Instruments are available upon request and without charge by following the instructions listed under “Available Information.”

Form of Organization.  The Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund are series of PMP, an open-end management investment company organized as a Massachusetts business trust on February 17, 1987.  The Hodges Equity Income Fund and Hodges Blue Chip Equity Income Fund each currently offer a single class of shares of their common stock for all investors.

Capital Stock.  PMP is authorized to issue an unlimited number of interests (or shares).  The Hodges Equity Income Fund and Hodges Blue Chip Equity Income Fund are each a series, or mutual fund, formed by PMP.  Interests in the Hodges Equity Income Fund and Hodges Blue Chip Equity Income Fund are represented by shares of beneficial interest each with no par value.  As of the date of this Information Statement/Prospectus, shares of approximately 33 other series of PMP are offered in separate prospectuses and statements of additional information.  PMP may start additional series and offer shares of new funds under PMP at any time.

Voting Rights.  Each share of the Hodges Equity Income Fund and Hodges Blue Chip Equity Income Fund represents an interest in the respective Fund that is equal to and proportionate with each other share of the respective Fund.  PMP Fund shareholders are entitled to one vote per share (and a fractional vote per fractional share) held on matters on which they are entitled to vote.  PMP is not required to (nor does it) hold annual shareholder meetings.  However, special meetings may be called for purposes such as electing or removing trustees.  On any matters submitted to a vote of shareholders of either Fund, all shares are voted together without regard to class or series except when separate voting is required by the 1940 Act or other applicable law.

Shareholder Liability.  Massachusetts law does not include an express provision relating to the limitation of liability of the beneficial owners of a Massachusetts business trust.  The Governing Instruments provide that no shareholder shall be subject to any personal liability whatsoever to any person in connection with property of a Fund or the acts, obligations or affairs of PMP.  The Governing Instruments further provide that, if any shareholder is made a party to any suit or proceeding to enforce any such liability of a Fund, he or she shall not be held to any personal liability.  PMP shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of being or having been a shareholder, and shall reimburse the shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.

Preemptive Rights.  Shareholders of PMP are not entitled to any preference, preemptive, appraisal, conversion or exchange rights.

Fund Trustees and Officers.  PMP is managed by the PMP Board.  The persons sitting on the PMP Board will continue to be the same after the Reorganization.

Investment Adviser.  Each Fund’s investment adviser is Hodges Capital Management, Inc., 2905 Maple Avenue, Dallas, Texas 75201.  Hodges has been providing investment advisory services since 1990.  Hodges is an SEC-registered investment adviser.  As of September 30, 2015, the Advisor had over $2.5 billion in assets under management.

Fund Management.  Hodges will continue to be responsible for providing investment advisory/portfolio management services to the Hodges Blue Chip Equity Income Fund following the Reorganization.  Messrs. Craig D. Hodges, Eric J. Marshall and Gary M. Bradshaw are co-portfolio managers of the investment portfolio for the Hodges Equity Income Fund and Hodges Blue Chip Equity Income Fund.  Each of the co-portfolio managers has equal authority to buy and sell securities for portfolio investments, but all major investment decisions are reviewed by the entire portfolio management team.  The members of the portfolio management team are listed in the table below.

Name	Title	Managed the Fund Since
Craig D. Hodges	Chief Investment Officer/Chief Executive Officer	Inception (2009)
Eric J. Marshall, CFA	President	Inception (2009)
Gary M. Bradshaw	Senior Vice President	Inception (2009)

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Funds.

Other Fund Service Providers.  The Funds use the services of USBFS as their transfer agent, administrator and fund accountant.  The Funds also use the services of U.S. Bank, an affiliate of USBFS, as their custodian.  Upon completion of the Reorganization, USBFS and U.S. Bank will continue to provide services to the Hodges Blue Chip Equity Income Fund.

Independent Accountants.  Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds.

Ownership of Securities of the Funds.  As of January 21, 2016, the Record Date, the Funds had the following number of shares issued and outstanding.  As of the same date, trustees and officers of the Hodges Equity Income Fund as a group owned less than 1% of the outstanding voting securities of each of the Funds.

Shares Issued & Outstanding as of January 21, 2016
Hodges Equity Income Fund	1,195,130.419
Hodges Blue Chip Equity Income Fund	886,165.358

As of January 21, 2016, the Record Date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund:

Hodges Equity Income Fund

Name and Address	% Ownership	Type of Ownership
First Clearing LLC 2801 Market Street St. Louis, MO 63103	39.25%	Record
Charles Schwab 211 Main Street San Francisco, CA 94105-1905	24.96%	Record
TD Ameritrade Inc. FEBO Our Clients P.O. Box 2226 Omaha, NE 68103-2226	14.68%	Record
First Dallas Holdings, Inc. Attn Camille Hays 2905 Maple Avenue Dallas, TX 75201-1405	6.65%	Record

Hodges Blue Chip Equity Income Fund

Name and Address	% Ownership	Type of Ownership
First Clearing LLC 2801 Market Street Saint Louis, MO 63103-2523	65.60%	Record
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	8.09%	Record
First Dallas Holdings, Inc. Attn Camille Hays 2905 Maple Avenue Dallas, TX 75201-1405	7.11%	Record
TD Ameritrade Inc. FEBO Customers P.O. Box 2226 Omaha, NE 68103-2223	5.65%	Record
Charles Schwab & Co. 211 Main Street San Francisco, CA 94105-1905	5.21%	Record

Any shareholder that owns 25% or more of the outstanding shares of a Fund or a class of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund or that class.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.

Interests of Certain Persons.  Hodges Capital Management, Inc. is the investment adviser to the Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund.

AVAILABLE INFORMATION

PMP is subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the SEC.  These documents can be inspected and copied at the SEC’s Public Reference Room in Washington, D.C. (100 F Street, Washington, D.C. 20549 and at certain of the SEC’s regional offices (addresses below).  Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Funds are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

SEC Regional Offices: Atlanta – 950 East Paces Ferry, N.E., Suite 900, Atlanta, GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver – 1961 Stout Street, Suite 1700, Denver, CO 80294; Fort Worth – Burnett Plaza, 801 Cherry Street, Suite 1900, Unit 18, Fort Worth, TX 76102; Los Angeles – 444 S. Flower Street, Suite 900, Los Angeles, CA 90071; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – Brookfield Place, 200 Vesey Street, Suite 400, New York, NY 10281; Philadelphia – One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA 19103; Salt Lake City – 351 S. West Temple Street, Suite 6.100, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2600, San Francisco, CA 94104.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the Hodges Equity Income Fund and Hodges Blue Chip Equity Income Fund will be passed on by the law firms of Schiff Hardin LLP, 666 Fifth Avenue, Suite 1700, New York, New York 10103 and Sullivan & Worcester LLP, One Post Office Square, Boston, Massachusetts 02109, respectively.

EXPERTS

The financial statements and financial highlights of the Hodges Equity Income Fund and Hodges Blue Chip Equity Income Fund incorporated in this Information Statement/Prospectus by reference from the Funds’ Annual Report on Form N-CSR for the fiscal year ended March 31, 2015 have been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

OTHER MATTERS

The Funds are not required, and do not intend, to hold regular annual meetings of shareholders.  Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to the Secretary of the Funds at U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, so that they are received within a reasonable time before any such meeting.  The timely submission of a proposal does not guarantee its submission.

By order of the Board of Trustees,

_____________________________________
Elaine E. Richards
President, Professionally Managed Portfolios

Appendix A

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of February [  ], 2016 by and between Professionally Managed Portfolios, a Massachusetts business trust (“PMP”), on behalf of its separate investment series listed on Schedule A (the “Acquiring Fund”) and PMP, on behalf of its separate investment series also listed on Schedule A (the “Acquired Fund” and, together with the Acquiring Fund, the “Funds”).  Hodges Capital Management is a party to this Agreement solely for purposes of paragraph 8.2.  All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Acquiring Fund or the Acquired Fund are made and shall be taken or undertaken by PMP on behalf of the Acquiring Fund and Acquired Fund.

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization will consist of the transfer of all of the assets of the Acquired Fund to its corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the corresponding Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the corresponding Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the corresponding Acquired Fund in redemption of all outstanding Acquired Fund Shares (as defined below) and in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund and the Acquired Fund are each separate investment series of a registered open-end management investment company, and the Acquired Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Acquired Fund and the Acquiring Fund are each authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees of PMP has determined, with respect to the Acquired Fund, that (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of PMP has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization; and

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

1.1 The Reorganization.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 3.1), PMP shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of the Acquired Fund to the Acquiring Fund, and PMP shall assume the Liabilities (as defined in paragraph 1.3) of the Acquired Fund on behalf of the Acquiring Fund.  In consideration of the foregoing, at the Effective Time, the Acquiring Fund shall deliver to the Acquired Fund full and fractional Acquiring Fund Shares (to the third decimal place).  The number of Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.

1.2 Assets of the Acquired Fund.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Valuation Time, books and records of the Acquired Fund, and any other property owned by the Acquired Fund at the Valuation Time (collectively, the “Assets”).

1.3 Liabilities of the Acquired Fund.  The Acquired Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Time consistent with its obligation to continue to pursue its investment objective and strategies in accordance with the terms of its prospectus.  The Acquiring Fund will assume all of its corresponding Acquired Fund’s liabilities and obligations of any kind whatsoever, whether known or unknown, absolute, accrued, contingent or otherwise, in existence on the Closing Date (collectively, the “Liabilities”).

1.4 Distribution of Acquiring Fund Shares.  At the Effective Time (or as soon thereafter as is reasonably practicable), the Acquired Fund will distribute the Acquiring Fund Shares received from its corresponding Acquiring Fund pursuant to paragraph 1.1, pro rata to the record holders of the shares of the Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”) in complete liquidation of the Acquired Fund.  Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders.  The aggregate net asset value of the Acquiring Fund Shares to be so credited to the respective Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the respective Acquired Fund (the “Acquired Fund Shares”) owned by Acquired Fund Shareholders at the Effective Time.  All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue share certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5 Recorded Ownership of Acquiring Fund Shares.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent (as defined in paragraph 3.3).

1.6 Filing Responsibilities of Acquired Fund.  Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

ARTICLE II

VALUATION

2.1 Net Asset Value of the Acquired Fund.  The net asset value of the Acquired Fund Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquired Fund.

2.2 Net Asset Value of the Acquiring Fund.  The net asset value of the Acquiring Fund Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquiring Fund.

2.3 Calculation of Number of Acquiring Fund Shares.  The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined by dividing the value of the per share net asset value of the Acquired Fund Shares participating therein, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Fund, determined in accordance with the valuation procedures referred to in paragraph 2.2.  The parties agreed that the intent of this calculation is to ensure that the aggregate net asset value of the Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund Shares owned by Acquired Fund Shareholders at the Effective Time.

2.4 Determination of Value.  All computations of value hereunder shall by made in accordance with each Fund’s regular practice and the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), and shall be subject to confirmation by each Fund’s respective independent registered public accounting firm upon reasonable request of the other Fund.  The Trust and Acquired Fund agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences for prices of portfolio securities of the Acquired Fund which are also held by the Acquiring Fund.

2.5 Valuation Time.  The Valuation Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the business day immediately preceding the Closing Date (as defined in paragraph 3.1) (the “Valuation Time”).

ARTICLE III

CLOSING

3.1 Closing.  The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of PMP on or about March 30, 2016, or at such other place and/or on such other date as to which the parties may agree (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein (the “Effective Time”).

3.2 Transfer and Delivery of Assets.  PMP shall direct U.S. Bank National Association (“U.S. Bank”), as custodian for the Acquired Fund, to deliver, at the Closing, a certificate of an authorized officer stating that: (i) the Assets were delivered in proper form to the Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by U.S. Bank, on behalf of the respective Acquired Fund, to U.S. Bank, as custodian for the corresponding Acquiring Fund.  Such presentation shall be made for examination no later than five (5) business days preceding the Effective Time and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the corresponding Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  U.S. Bank, on behalf of each of the Acquired Fund, shall deliver to U.S. Bank, as custodian of the corresponding Acquiring Fund, as of the Effective Time by book entry, in accordance with the customary practices of U.S. Bank and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds at the Effective Time.

3.3 Share Records. PMP shall direct U.S. Bancorp Fund Services, LLC, in its capacity as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by such Acquired Fund Shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver to the Secretary of the corresponding Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to each respective Acquired Fund at the Effective Time, or provide other evidence satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the corresponding Acquiring Fund.

3.4 Postponement of Valuation Time.  In the event that at the Valuation Time the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of PMP, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 Representations and Warranties of the Acquired Fund.  Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of PMP, the Acquired Fund represents and warrants to the Acquiring Fund as follows:

4.1.1 The Acquired Fund is a duly established series of PMP, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.1.2 PMP is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

4.1.3 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws.

4.1.4 The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.1.5 At the Effective Time, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, each corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof other than such restrictions as might arise under the 1933 Act.

4.1.6 PMP is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Massachusetts law or a material violation of its Declaration of Trust and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which any Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which any Acquired Fund is a party or by which it is bound.

4.1.7 All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments) will terminate without liability or obligation to each such Acquired Fund on or prior to the Effective Time.

4.1.8 Except as otherwise disclosed to and accepted by the Acquiring Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against any Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Acquired Fund know of no facts which might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

4.1.9 The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at March 31, 2015 have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

4.1.10 Since March 31, 2015, there has not been any material adverse change in any Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing.  For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

4.1.11 At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and no such return is currently under audit and no assessment has been asserted with respect to such returns.

4.1.12 At the end of its first taxable year since its commencement of operations, the Acquired Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code.  The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations, and will continue to meet such requirements at all times through the Closing Date.  Neither of the Acquired Fund has at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.  There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquired Fund’s books.  The Acquired Fund have no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.  The Acquired Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder.  All dividends paid by the Acquired Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code.  The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

4.1.13 All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any Acquired Fund’s shares.

4.1.14 The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of PMP, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.1.15 The Information Statement/Prospectus  (as defined in paragraph 5.5), insofar as it relates to the Acquired Fund, will, at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (o) shall not apply to statements in or omissions from the Information Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

4.2 Representations and Warranties of the Acquiring Fund.  Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of PMP, the Acquiring Fund represent and warrant to the Acquired Fund as follows:

4.2.1 The Acquiring Fund is a duly established series of PMP, which is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.2.2 At the Effective Time, PMP will be registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect.

4.2.3 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws.

4.2.4 The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.2.5 At the Effective Time, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances.

4.2.6 The Acquiring Fund are not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Massachusetts law or a material violation of PMP Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which any Acquiring Fund is a party or by which it is bound.

4.2.7 Except as otherwise disclosed to and accepted by the Acquired Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against an Acquiring Fund, or any Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect an Acquiring Fund’s financial condition or the conduct of its business.  The Acquiring Fund know of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transactions herein contemplated.

4.2.8 The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at March 31, 2015 have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

4.2.9 Since March 31, 2015, there has not been any material adverse change in any Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by an Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by an Acquired Fund in writing.  For the purposes of this subparagraph (j), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by an Acquiring Fund, the discharge of an Acquiring Fund’s liabilities, or the redemption of an Acquiring Fund’s shares by shareholders of an Acquired Fund shall not constitute a material adverse change.

4.2.10 At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquiring Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

4.2.11 At the end of its first taxable year since its commencement of operations, the Acquiring Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code.  The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations, and will continue to meet such requirements at all times through the Closing Date.  Neither of the Acquiring Fund has at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.  There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquiring Fund’s books.  The Acquiring Fund have no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.  The Acquiring Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder.  All dividends paid by the Acquiring Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code.  The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

4.2.12 The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of PMP, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of each of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.2.13 The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by PMP and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws.  The Acquiring Fund do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquiring Fund, nor is there outstanding any security convertible into any Acquiring Fund’s shares.

4.2.14 The Information Statement/Prospectus, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (n) shall not apply to statements in or omissions from the Information Statement/Prospectus made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1 Conduct of Business.  The Acquiring Fund and Acquired Fund will operate its business in the ordinary course consistent with PMP practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2 No Distribution of Acquiring Fund Shares.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3 Information.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.4 Other Necessary Action.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5 Information Statement/Prospectus.  The Acquired Fund will provide the Acquiring Fund with information regarding the Acquired Fund, and the Acquiring Fund will provide the Acquired Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of an Information Statement/Prospectus statement on Form N-14 (the “Information Statement/Prospectus”), in compliance with the 1934 Act and the 1940 Act.

5.6 Liquidating Distribution.  As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.7 Best Efforts.  The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 Other Instruments.  The Acquired Fund and the Acquiring Fund, each covenant that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9 Regulatory Approvals.  The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

ARTICLE VI

CONDITIONS PRECEDENT

6.1 Conditions Precedent to Obligations of Acquired Fund.  The obligations of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at PMP’s election, to the following conditions:

6.1.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

6.1.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to PMP, and dated as of the Effective Time, to the effect that the representations and warranties of PMP, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as PMP shall reasonably request.

6.1.3 The Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund, on or before the Effective Time.

6.1.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

6.2 Conditions Precedent to Obligations of Acquiring Fund.  The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at PMP’s election, to the following conditions:

6.2.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

6.2.2 PMP shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Effective Time, which is prepared in accordance with GAAP and certified by the Treasurer of PMP.

6.2.3 The Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective Time, to the effect that the representations and warranties of the Acquired Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as PMP shall reasonably request.

6.2.4 The Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund, on or before the Effective Time.

6.2.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

6.3 Other Conditions Precedent.  If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, the Acquired Fund or the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

6.3.1 The Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of PMP and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, PMP, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3(a).

6.3.2 At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of PMP, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

6.3.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by PMP to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

6.3.4 PMP shall have received an opinion of Schiff Hardin as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(a) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code.

(b) No gain or loss generally will be recognized by an Acquired Fund upon the transfer of all of its assets to the corresponding Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities or upon the distribution of the Acquiring Fund Shares to the Acquired Fund’s shareholders in exchange for their shares of the Acquired Fund.

(c) No gain or loss will be recognized by an Acquiring Fund upon the receipt by it of all of the assets of the corresponding Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

(d) The adjusted tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the adjusted tax basis of such assets to the Acquired Fund immediately prior to the Reorganization.

(e) The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the holding period of those assets in the hands of the Acquired Fund immediately prior to the Reorganization.

(f) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares (including fractional shares to which they may be entitled) and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

(g) The aggregate adjusted tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate adjusted tax basis of the Acquired Fund Shares held by the Acquired Fund’s shareholders immediately prior to the Reorganization.

(h) The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefore, provided that the Acquired Fund Shares were held as a capital asset on the Closing Date.

No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Schiff Hardin may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3(d).

6.3.5 U.S. Bank shall have delivered such certificates or other documents as set forth in paragraph 3.2.

6.3.6 The Transfer Agent shall have delivered to PMP a certificate of its authorized officer as set forth in paragraph 3.3.

6.3.7 The Acquiring Fund shall have issued and delivered to the Secretary of the Acquired Fund the confirmation as set forth in paragraph 3.3.

6.3.8 Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

ARTICLE VII

INDEMNIFICATION

7.1 Indemnification by the Acquiring Fund.  PMP, solely out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund, and their trustees, officers, employees and agents (the “PMP Acquired Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the PMP Acquired Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by an Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by an Acquiring Fund or the members of the Acquiring Fund’s Board or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquired Fund or its respective trustees, officers or agents.

7.2 Indemnification by the Acquired Fund.  PMP, solely out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund, and their trustees, officers, employees and agents (the “PMP Acquiring Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the PMP Acquiring Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by an Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to he committed by the Acquired Fund or the members of the Acquired Fund’s Board or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund or its respective trustees, officers or agents.

7.3 Liability of PMP.  PMP understands and agrees that the obligations of either the Acquired Fund or the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of PMP personally, but bind only the Acquired Fund and its property or the Acquiring Fund and its property.  Moreover, no series of PMP other than the Acquired Fund or Acquiring Fund shall be responsible for the obligations of PMP hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund and to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder.  PMP represents that it has notice of the provisions of the Declaration of Trust of PMP disclaiming such shareholder and trustee liability for acts or obligations of the Acquired Fund or Acquiring Fund.

ARTICLE VIII

BROKERAGE FEES AND EXPENSES

8.1 No Broker or Finder Fees.  The Acquiring Fund and the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein,

8.2 Expenses of Reorganization.  The expenses relating to the proposed Reorganization, whether or not consummated, will be borne by Hodges Capital Management.  The costs of the Reorganization shall include, but not be limited to:  costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing, printing and distributing the Information Statement/Prospectus and prospectus supplements of the Acquired Fund relating to the Reorganization, and expenses of winding down the operations and terminating the existence of the Acquired Fund; legal fees of counsel to each of the Acquired Fund and Acquiring Fund, including those incurred in connection with the preparation of legal opinions, and accounting fees with respect to the Reorganization and the Information Statement/Prospectus; and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

ARTICLE IX

AMENDMENTS AND TERMINATION

9.1 Amendments.  This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of PMP or PMP, on behalf of either the Acquired Fund or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the Board of Trustees of the Acquired Fund pursuant to paragraph 6.3(a) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without the Board of Trustees’ further approval.

9.2 Termination.  This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of PMP on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable.

ARTICLE X

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to PMP: Professionally Managed Portfolios 2020 E. Financial Way Suite 100 Glendora, CA 91741 Attention: Elaine Richards, Esq.	With copies (which shall not constitute notice) to: Schiff Hardin 666 Fifth Avenue Suite 1700 New York, New York 10103 Attention: Domenick Pugliese, Esq.

If to Hodges Capital Management:

Hodges Capital Management
2905 Maple Ave.
Dallas, TX 75201
Attention:  Camille Hodges Hays

ARTICLE XI

MISCELLANEOUS

11.1 Entire Agreement.  PMP agrees that it has not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

11.2 Survival.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, and the obligations with respect to indemnification of the Acquired Fund and Acquiring Fund contained in paragraphs 7.1 and 7.2, shall survive the Closing.

11.3 Headings.  The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.4 Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

11.5 Assignment.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.6 Counterparts.  This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the [ ]  day of ____________, 2016.

PROFESSIONALLY MANAGED PORTFOLIOS ON BEHALF OF THE ACQUIRING FUND By: Name: Elaine E. Richards Title: President	PROFESSIONALLY MANAGED PORTFOLIOS ON BEHALF OF THE ACQUIRED FUND By: Name: Elaine E. Richards Title: President

Solely for purposes of paragraph 8.2 HODGES CAPITAL MANAGEMENT By: Name: Title: President

SCHEDULE A

The Acquired Fund (A series of Professionally Managed Portfolios)	Reorganizes Into	The Acquiring Fund (A series of Professionally Managed Portfolios)
Hodges Equity Income Fund (HDPEX)	→	Hodges Blue Chip Equity Income Fund (HDPBX)

Appendix A-16

Appendix B

Investment Policies and Restrictions

The investment policies and restrictions of the Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund are described below.  Unless otherwise specified, the investment restrictions and limitations are considered to be “fundamental” policies, and as such, may not be changed without approval of the holders of a “majority of the outstanding voting securities” (as that term is defined in the 1940 Act) of the Hodges Equity Income Fund and the Hodges Blue Chip Equity Income Fund, respectively.

Hodges Equity Income Fund (Acquired Fund)	Hodges Blue Chip Equity Income Fund (Acquiring Fund)
Fundamental Investment Limitation Diversification (Both Funds)
Each Fund may not, with respect to the 75% of the Fund’s total assets, invest more than 5% of the Fund’s total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer.

Fundamental Investment Limitation Borrowing and Issuing Senior Securities (Both Funds)
Each Fund may not borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority.  Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of reverse repurchase agreements, borrowing, and certain other leveraging transactions.

Fundamental Investment Limitation Underwriting Activities (Both Funds)
Each Fund may not act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio).
Fundamental Investment Limitation Concentration (Both Funds)
Each Fund may not invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry or group of industries (other than U.S. government securities).

Fundamental Investment Limitation Purchase and Sale of Real Estate (Both Funds)
Each Fund may not purchase or sell real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate).

Fundamental Investment Limitation Purchase and Sale of Commodities (Both Funds)
Each Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.  This limitation shall not prevent a Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.

Fundamental Investment Limitation Making Loans (Both Funds)
Each Fund may not make loans of money (except purchases of debt securities consistent with the investment policies of the Fund).  For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

Appendix B-1

Appendix C

SHAREHOLDER INFORMATION FOR THE FUNDS

Pricing of Fund Shares
Shares of the Funds are sold at their NAV.  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  A Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good order (as described below under “How to Buy Shares”) by U.S. Bancorp Fund Services, LLC (“Transfer Agent”), the Funds’ transfer agent, or an authorized financial intermediary by 4:00 p.m., Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will receive the next day’s NAV.  A Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  Each Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV).  In certain cases, fair value determinations may be made as described below under procedures as adopted by the Board.

Fair Value Pricing
Rarely, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by a Fund that occur when regular trading on foreign exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Funds would compare the new market quotation to the fair value price to evaluate the effectiveness of their fair valuation procedures.  If any significant discrepancies are found, a Fund may adjust its fair valuation procedures.

How to Buy Shares
To open an account, you must make a minimum initial investment as listed in the table below.

Minimum Initial Investment for All Account Types	Subsequent Minimum Investment for All Account Types
Retail Class: $1,000	Retail Class: $50

You may purchase shares of a Fund by completing an account application.  Your order will not be accepted until the completed account application is received by the Transfer Agent.  Shares are purchased at the NAV next determined after the Transfer Agent receives your order in good order. “Good order” means your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to “Name of Appropriate Fund.”  Account applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  In addition, to prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept postdated checks or any conditional order or payment.  If your payment is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by a Fund as a result.  The Funds do not issue share certificates.  Each Fund reserves the right to reject any purchase in whole or in part. The minimum investment requirements may be waived from time to time.

Appendix C-1

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

USA PATRIOT Act
The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new account application, you will be required to supply a Fund with your full name, date of birth, social security number and permanent street address to assist each Fund in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, a Fund may temporarily limit additional share purchases.  In addition, a Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, a Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If a Fund does not have a reasonable belief of the identity of a shareholder, the account application will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  Each Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

By Mail
Initial Investment
To purchase a Fund’s shares by mail, complete and sign the enclosed account application and mail it, along with a check made payable to the applicable Fund to:

FOR REGULAR MAIL DELIVERY	FOR OVERNIGHT DELIVERY
[Name of Fund]	[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Note:  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By Mail
Subsequent Investment
If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it with a check made payable to the applicable Fund in the envelope provided with your statement or to the address noted above.  You should write your account number on the check.  If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

By Telephone
Subsequent Investment
If you have accepted telephone options on the account application and your account has been open for at least 15 days, you may purchase additional shares by telephoning the Funds toll free at 1-866-811-0224.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.   If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.

By Wire
Initial Investment

Appendix C-2

If you are making your first investment in a Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given. Prior to sending the wire, please call the Transfer Agent at 1-866-811-0224 to advise of your wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

By Wire
Subsequent Investment
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, you should be sure to notify the Transfer Agent at 1-866-811-0224 to advise them of your intent to wire funds.  It is essential that your bank include complete information about your account in all wire instructions.  Your bank may charge you a fee for sending a wire to a Fund.

Your bank should transmit immediately available funds by wire in your name to:

U.S. Bank National Association
777 E. Wisconsin Avenue
Milwaukee, WI  53202
ABA Routing Number 075000022
For credit to U.S. Bancorp Fund Services, LLC
DDA #112-952-137
For further credit to:            [Name of Fund]
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  The Funds and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Funds at 1-866-811-0224.

Purchases Placed Through Financial Intermediaries
You may buy and sell shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”).  Financial Intermediaries may have different investment minimum requirements than those outlined in this prospectus.  Additionally, Financial Intermediaries may aggregate several customer accounts to accumulate the requisite initial investment minimum.  Please consult your Financial Intermediary for their account policies.  Your order will be priced at a Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  Each Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with a Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at a Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

By Payment In-Kind
In addition to cash purchases, each Fund may, at its discretion, accept the purchase of Fund shares with a payment “in-kind” in the form of shares of stock, bonds or other securities.  Generally, any securities used to buy Fund shares must be readily marketable; their acquisition consistent with a Fund’s objective and otherwise acceptable to the Advisor.  If you purchase Fund shares in this manner, you will realize a capital gain or loss for federal income tax purposes on each security tendered.

Appencix C-3

Automatic Investment Plan
For your convenience, each Fund offers an Automatic Investment Plan (“AIP”).  Under this AIP, after your initial minimum investment of $1,000, you authorize a Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $50.  If you wish to enroll in the AIP, complete the appropriate section on the account application.  Your signed account application must be received at least 15 calendar days prior to the initial transaction.  A fee ($25) will be imposed if your AIP transaction is returned for any reason.  A Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying USBFS sufficiently in advance of the next withdrawal.  Please contact your financial institution to determine if it is an ACH member.  Your financial institution must be an ACH member in order for you to participate in the AIP.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-866-811-0224 for additional information regarding a Fund’s AIP.

Retirement Plans
The Funds offer IRA plans.  You may obtain information about opening an IRA by calling 1-866-811-0224.  If you wish to open another type of retirement plan, please contact your Financial Intermediary.

How to Sell Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Funds, the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of your shares at the next determined NAV after a Fund or the Transfer Agent or Financial Intermediary receive your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail
You may redeem your shares by simply sending in a written request to the transfer agent.  You should give your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and, if necessary, should include a signature guarantee(s).  No redemption request will become effective until all documents have been received in good order by the Transfer Agent.  “Good order” means your redemption request includes:  (1) the name of the Fund, (2) the dollar amount of shares to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Transfer Agent at 1-866-811-0224 for further information concerning documentation required for a redemption of a Fund’s shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

You should send your redemption request to:

FOR REGULAR MAIL DELIVERY	FOR OVERNIGHT DELIVERY
[Name of Fund]	[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Appendix C-4

Note:  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By Telephone and by Wire
If you accepted telephone options on the account application, you may redeem a Fund’s shares by telephone.  To establish this option after your account is already open, call the Transfer Agent at 1-866-811-0224 for instructions.

You may redeem up to $50,000 in shares by calling the Funds at 1-866-811-0224 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Funds’ records.  Per your request, redemption proceeds may be wired or may be sent via electronic funds transfer through the ACH network, to your pre-designated bank account.  There is a $15 wire charge per wire which will be deducted from your account balance on dollar specific trades or from the proceeds on complete redemptions and share specific trades.  There is no charge for proceeds sent via ACH network; however, most ACH transfers require two to three days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 calendar days before the redemption request.

Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If a Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine.  This includes fraudulent or unauthorized requests.  A Fund may change, modify or terminate these privileges at any time upon at least 60 days’ written notice to shareholders.  Once a telephone transaction has been placed, it cannot be canceled or modified. If you have a retirement account, you may not redeem shares by telephone.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  You may make your redemption request in writing.

Through a Financial Intermediary
You may redeem a Fund’s shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to a Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Program
As another convenience, you may redeem a Fund’s shares through the Systematic Withdrawal Program (“SWP”).  Under the SWP, shareholders or their Financial Intermediaries may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter.  If you elect this method of redemption, for Retail Class Shares, your Fund account must have a value of at least $5,000 and the minimum amount that may be withdrawn each month or quarter is $100.  If you elect this method of redemption, a Fund will send a check directly to your address of record, or will send the payments directly to a pre-authorized bank account by electronic funds transfer via the ACH network.  For payment through the ACH network, your bank must be a member and your bank account information must be maintained on your Fund account.  This SWP may be terminated or modified by a shareholder or a Fund at any time without charge or penalty.  You may terminate your participation in this SWP at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of a Fund’s shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the “Systematic Withdrawal Plan” section of a Fund’s account application.  Please call 1-866-811-0224 for additional information regarding the Fund’s SWP.

Low Balance Accounts

Appendix C-5

A Fund may redeem the shares in your account if the value of your account for Retail Class Shares is less than $1,000 as a result of redemptions you have made.  You will be notified that the value of your account is less than the amount mentioned above before a Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000 before a Fund takes any action.

Redemption Fees
Each Fund is intended for long-term investors.  Short-term “market-timers” that engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  For these reasons, the Funds will assess a redemption/exchange fee of 1.00% on the redemption/exchange of Fund shares held for 30 days or less.  Each Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption fee is deducted from your proceeds and is retained by a Fund for the benefit of its long-term shareholders.  This fee does not apply to (1) shares purchased through reinvested dividends or capital gains; (2) Fund redemptions under the Fund’s SWP; (3) the redemption of shares previously purchased under an AIP; (4) the involuntary redemption of low balance accounts; (5) sales of Fund shares made in connection with non-discretionary portfolio rebalancing associated with certain asset-allocation programs managed by fee-based investment advisors, certain wrap accounts and certain retirement plans; (6) minimum required distributions from retirement accounts; (7) premature distributions from retirement accounts due to the disability or health of the shareholder; (8) redemptions resulting in the settlement of an estate due to the death of the shareholder; (9) conversion of shares from one share class to another in the same Fund; (10) taking out a distribution or loan from a defined contribution plan; (11) to effect, through a redemption and subsequent purchase, an account registration change within the same Fund; or (12) redemptions in connection with charitable investment pool accounts.  The Funds’ redemption fee will be waived on sales or exchanges of Fund shares made in connection with non-discretionary portfolio rebalancing associated with certain asset-allocation programs managed by fee-based investment advisors, certain wrap accounts and certain retirement plans.  Each Fund reserves the right to change the terms and amount of this fee upon at least 60 days’ written notice to shareholders.

Although each Fund has the goal of applying this redemption fee to most redemptions of shares held for less than the number of days noted above, a Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While each Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to its customers investing in a Fund through non-disclosed or omnibus accounts, a Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because each Fund is required to rely on information provided by the Financial Intermediary as to the applicable redemption fee, a Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

Account and Transaction Policies
Proceeds will generally be sent no later than seven calendar days after a Fund receives your redemption request.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell a Fund’s shares or receive proceeds.  Specifically, a Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of a Fund’s shareholders.

Redemption requests will be sent to the address of record.  A Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.  If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 30 days of the redemption request, the request must be in writing with your signature guaranteed.

Appendix C-6

Redemption In-Kind
Each Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that a Fund would do so except during unusual market conditions.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Signature Guarantees
The Transfer Agent may require a signature guarantee, from either a Medallion program member or a non-Medallion program member, for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $50,000;
•	If a change of address request has been received by the Transfer Agent within the last 30 calendar days;
•	When requesting a change in ownership of your account; and
•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, the Funds and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  The Advisor may waive the need for a signature guarantee from time to time.   A notary public is not an acceptable signature guarantor.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. The Funds reserve the right to waive any signature requirement at their discretion.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-811-0224 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Unclaimed Property
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Exchanging Shares
You may exchange all or a portion of your investment, from one Fund to any other Hodges Fund, by mail or telephone provided you established telephone exchange privileges on your account application.  Any new account established through an exchange will be subject to a minimum investment requirement described above.  In addition, existing accounts are subject to a minimum exchange requirement of $50.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.  Additionally, an exchange will be considered a sale of shares for the purpose of assessing redemption fees.  See the “Redemption Fees” section for additional information.  You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number) and within the same share class.  This exchange privilege may be terminated or modified by a Fund at any time upon a 60-day notice to shareholders.  Call the Funds at 1-866-811-0224 to learn more about exchanges.

Appendix C-7

Tools to Combat Frequent Transactions
Each Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent transactions and redemptions may disrupt a Fund’s investment program and create additional transaction costs that are borne by all shareholders.  The Board has adopted a policy regarding excessive trading.  Each Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  Each Fund takes steps to reduce the frequency and effect of these activities in a Fund.  These steps may include, among other things, monitoring trading activity, imposing redemption fees, if necessary, or using fair value pricing when appropriate, under procedures as adopted by the Board, when the Advisor determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by a Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to a Fund and its shareholders, each Fund reserves the right, in its sole discretion, to reject any purchase order or exchange request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in a Fund’s shares is believed by the Advisor to be harmful to a Fund) and without prior notice.  A Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect a Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  Each Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, each Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions a Fund handles, there can be no assurance that a Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since a Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, a Fund cannot always detect frequent trading.  However, each Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, each Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to a Fund, at its request, certain information relating to its customers investing in the Fund through non-disclosed or omnibus accounts.  Each Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from a Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, a Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, each Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Dividends and Distributions
Net investment income generally consists of interest income and dividends received on investments, less expenses.  Dividends from net investment income are issued quarterly.  Dividends from net investment income are generally made at least annually.  Capital gain distributions from net profits from the sale of securities are generally made at least annually.

Capital gains distributions, if any, are normally made in December, but a Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during the year.  A dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes.

All distributions will be reinvested in a Fund’s shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest dividends in additional fund shares, while receiving capital gain distributions in cash.  Reinvestment of distributions does not avoid or defer taxable income to you.  If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, each Fund reserves the right to reinvest the distribution check in your account at a Fund’s then current NAV and to reinvest all subsequent distributions.  If you wish to change your distribution option, write or call the Transfer Agent in advance of the payment date for the distribution.

Appendix C-8

Tax Consequences
Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As regulated investment companies, the Funds will not be subject to federal income tax if they distribute their income as required by the tax law and satisfy certain other requirements that are described in the SAI.  Each Fund operates in a manner such that it will not be liable for federal income or excise taxes on its taxable income and capital gains distributed to shareholders.

Each Fund intends to make distributions of ordinary income and capital gains.  In general, a Fund’s distributions are taxable to you, as either ordinary income or capital gain (unless your investment is through a qualified retirement plan).  Dividends are taxable to you as ordinary income or, in certain cases, for non-corporate shareholders, as qualified dividend income, which is taxed at long-term capital gain rates.  A Fund’s distributions of short-term capital gains are also taxable to you as ordinary income.  A Fund’s distributions of its long-term capital gains are taxable to you as long-term capital gains.  The rate you pay on capital gains will depend on how long a Fund held the securities that generated the gains, not how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  Shareholders should note that a Fund may make taxable distributions of income and capital gains even when share values have declined.  There is no requirement that a Fund take into consideration any tax implications when implementing its investment strategy.

Distributions and dividends declared in October, November or December to shareholders of record on a specified date in such a month, but paid in January, are taxable as if they were paid in December.

All distributions generally reduce the NAV of a Fund’s shares by the amount of the distribution.  If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a return on your investment.

If you sell your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

By law, a Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding or if the Internal Revenue Service instructs a Fund to do so.

Non-corporate shareholders whose adjusted gross income for a year exceeds $200,000 for single filers or $250,000 for married joint filers generally are subject to a Medicare tax of 3.8% on net investment income, which includes dividends and capital gains from a Fund.

Additional information concerning the taxation of a Fund and its shareholders is contained in the Funds’ Statement of Additional Information.  You are urged to consult your own tax advisor regarding the federal, state, local or foreign tax consequences of an investment in a Fund based on your individual circumstances.

Rule 12b-1 and Other Service Fees
The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Under the Plan, each Fund is authorized to pay the distributor a fee for the sale and distribution of a Fund’s shares and services it provides to shareholders.  The maximum amount of the fee authorized is 0.25% of a Fund’s average daily net assets annually.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in a Fund’s shares and may cost you more than paying other types of sales charges.

Appendix C-9

In addition to paying fees under the Plan, each Fund may pay service fees to Financial Intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor or distributor, out of its own resources, and without additional cost to a Fund or its shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of a Fund, including affiliates of the Advisor.  Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service fees paid by a Fund.  These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediary.  Cash compensation may also be paid to Financial Intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to a Fund’s shareholders.  The Advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Appendix C-10

Appendix D

FINANCIAL HIGHLIGHTS

It is anticipated that following the Reorganization, the Hodges Blue Chip Equity Income Fund will be the accounting survivor of the Hodges Equity Income Fund.  The following financial highlights are intended to help you understand the Hodges Equity Income Fund’s financial performance for the fiscal periods shown below compared to the financial performance of the Hodges Blue Chip Equity Income Fund.  Certain information reflects financial results for a single Fund share.  “Total return” illustrates how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information has been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm except for the six month period ending September 30, 2015.  Their report and the Funds’ financial statements are included in the Funds’ most recent Annual Report to shareholders.

Part B-1

Hodges Blue chip Equity Income Fund - HDPBX
financial highlights For a capital share outstanding throughout each year
	Six Months Ended September 30,		Year Ending March 31,
	2015 (unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of year	$15.56		$15.08	$13.10	$11.80	$11.28	$10.73

INCOME FROM INVESTMENT OPERATIONS:
Net investment income*	0.02		0.06	0.04	0.09	0.08	0.04
Net realized and unrealized gain on investments	(1.09)		1.17	3.61	1.56	0.52	0.87
Total from investment operations	(1.07)		1.23	3.65	1.65	0.60	0.91
LESS DISTRIBUTIONS:
From net investment income	—		(0.03)	(0.02)	(0.12)	(0.08)	(0.03)
From net realized gain	—		(0.72)	(1.65)	(0.23)	—	(0.33)
Total distributions	—		(0.75)	(1.67)	(0.35)	(0.08)	(0.36)
Paid-in capital from redemption fees	0.00	**	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value, end of year	$14.49		$15.56	$15.08	$13.10	$11.80	$11.28
Total return	(6.88	)%^	8.56%	28.57%	14.36%	5.37%	8.73%
SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$12.2		$14.1	$11.2	$6.6	$6.2	$6.4
Portfolio turnover rate	32	%^	84%	71%	46%	53%	46%
EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.67	%+	1.65%	2.01%	2.47%	2.51%	2.50%
After fees waived and expenses absorbed	1.30	%+	1.30%	1.30%	1.30%	1.30%	1.30%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.12	)%+	0.02%	(0.43)%	(0.38)%	(0.50)%	(0.79)%
After fees waived and expenses absorbed	0.25	%+	0.37%	0.28%	0.79%	0.71%	0.41%

*       Calculated using the average shares outstanding method.
**       Amount is less than $0.01.
^       Not annualized
+       Annualized

Part B-1

Hodges Equity Income Fund - HDPEX
financial highlights For a capital share outstanding throughout each year
	Six Months Ended September 30,		Year Ended March 31,
	2015 (unaudited)		2015	2014	2013	2012	2011
Net asset value, beginning of period/year	$15.03		$14.35	$14.01	$12.90	$12.21	$10.93
INCOME FROM INVESTMENT OPERATIONS:
Net investment income*	0.15		0.31	0.39	0.36	0.31	0.32
Net realized and unrealized gain (loss) on investments	(1.53)		1.12	0.87	1.34	0.80	1.45
Total from investment operations	(1.38)		1.43	1.26	1.70	1.11	1.77

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.32)	(0.40)	(0.37)	(0.30)	(0.31)
From net realized gain	—		(0.43)	(0.52)	(0.22)	(0.12)	(0.18)
Total distributions	(0.15)		(0.75)	(0.92)	(0.59)	(0.42)	(0.49)
Paid-in capital from redemption fees	0.00	**	0.00 **	0.00 **	0.00 **	0.00 **	0.00 **
Net asset value, end of period/year	$13.50		$15.03	$14.35	$14.01	$12.90	$12.21
Total return	(9.21	)%^	10.09%	9.08%	13.64%	9.31%	16.69%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$15.6		$19.4	$18.9	$17.5	$16.3	$11.5
Portfolio turnover rate	22	%^	43%	41%	49%	30%	34%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.51	%+	1.47%	1.51%	1.68%	1.76%	2.11%
After fees waived and expenses absorbed	1.30	%+	1.30%	1.30%	1.30%	1.30%	1.30%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.82	%+	1.91%	2.53%	2.43%	2.07%	2.06%
After fees waived and expenses absorbed	2.03	%+	2.08%	2.74%	2.81%	2.53%	2.87%

*       Calculated using the average shares outstanding method.
**       Amount is less than $0.01.
^       Not annualized
+       Annualized

Part B-1

PART B

STATEMENT OF ADDITIONAL INFORMATION

[February ___, 2016]

REORGANIZATION OF

HODGES EQUITY INCOME FUND
A series of Professionally Managed Portfolios

IN EXCHANGE FOR SHARES OF

HODGES BLUE CHIP EQUITY INCOME FUND
A series of Professionally Managed Portfolios

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Telephone:  1-866-811-0224

This Statement of Additional Information dated [February ___, 2016] (the “SAI”) is not a prospectus.  An Information Statement/Prospectus dated [February ___, 2016] (the “Information Statement/Prospectus”) related to the above referenced matter may be obtained from Professionally Managed Portfolios (“PMP”), on behalf of the Hodges Equity Income Fund, by writing or calling PMP at the address and telephone number shown above.  This SAI should be read in conjunction with such Information Statement/Prospectus.

You should rely only on the information contained in this SAI and the Information Statement/Prospectus.  PMP has not authorized others to provide additional information.  This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

Table of Contents

1.
The Prospectus and Statement of Additional Information for the Hodges Equity Income Fund, dated July 29, 2015 (on file with the SEC (http://www.sec.gov) (File Nos. 811-05037; 033-12213) (Accession No. 0000894189-15-003506)), as supplemented March 26, 2016 (on file with the SEC (http://www.sec.gov) (File Nos. 811-05037; [__________]) (Accession No. [__________])).

2.
The Prospectus and Statement of Additional Information for the Hodges Blue Chip 25 Fund, dated July 29, 2015 (on file with the SEC (http://www.sec.gov) (File Nos. 811-05037; 033-12213) (Accession No. 0000894189-15-003506)), as supplemented March 26, 2016 (on file with the SEC (http://www.sec.gov) (File Nos. 811-05037; [__________]) (Accession No. [__________])).

3.
The Annual Report of the Hodges Equity Income Fund and the Hodges Blue Chip 25 Fund for the fiscal year ended March 31, 2015 (on file with the SEC (http://www.sec.gov) (File No. 811-05037) (Accession No. 0000898531-15-000269)).

4.
The Semi-Annual Report of the Hodges Equity Income Fund and the Hodges Blue Chip 25 Fund, for the six months ended September 30, 2015 (on file with the SEC (http://www.sec.gov) (File Nos. 811-05037) (Accession No. 0000898531-15-000506)).

5.	Pro Forma Financial Information.

Incorporation by Reference

The following documents are incorporated by reference into this SAI:

·
The Prospectus and Statement of Additional Information for the Hodges Equity Income Fund, dated July 29, 2015 (on file with the SEC (http://www.sec.gov) (File Nos. 811-05037; 033-12213) (Accession No. 0000894189-15-003506)), as supplemented March 26, 2016 (on file with the SEC (http://www.sec.gov) (File Nos. 811-05037; [__________]) (Accession No. [__________])), is incorporated by reference.

Part B-1

·
The Prospectus and Statement of Additional Information for the Hodges Blue Chip 25 Fund, dated July 29, 2015 (on file with the SEC (http://www.sec.gov) (File Nos. 811-05037; 033-12213) (Accession No. 0000894189-15-003506)), as supplemented March 26, 2016 (on file with the SEC (http://www.sec.gov) (File Nos. 811-05037; [__________]) (Accession No. [__________])), is incorporated by reference.

·
The Annual Report of the Hodges Equity Income Fund and the Hodges Blue Chip 25 Fund for the fiscal year ended March 31, 2015 (on file with the SEC (http://www.sec.gov) (File No. 811-05037) (Accession No. 0000898531-15-000269)), is incorporated by reference.

·
The Semi-Annual Report of the Hodges Equity Income Fund and the Hodges Blue Chip 25 Fund, for the six months ended September 30, 2015 (on file with the SEC (http://www.sec.gov) (File Nos. 811-05037) (Accession No. 0000898531-15-000506)), is incorporated by reference.

Part B-2

PRO FORMA FINANCIAL INFORMATION

The unaudited pro forma information provided herein should be read in conjunction with the annual reports to shareholders, for the fiscal year ended March 31, 2015, and the semi-annual reports for the six months ended September 30, 2015, for the Hodges Equity Income Fund (“Acquired Fund”) and for the Hodges Blue Chip Equity Income Fund (“Acquiring Fund”)(formerly named the “Hodges Blue Chip 25 Fund”).

On [January 25, 2016], the Funds’ Board of Trustees approved a plan of reorganization (the “Reorganization”) whereby the Hodges Equity Income Fund will transfer all of its assets and liabilities to the Hodges Blue Chip Equity Income Fund.  Shareholders of the Acquired Fund would receive shares of the Acquiring Fund equivalent in value to their investments in the Acquired Fund at the time of the Reorganization, and the Acquired Fund then would be dissolved.  These events would happen on a single day, which is currently expected to be March 30, 2016.

As of September 30, 2015, the net assets of the Hodges Equity Income Fund were $15,600,781 and the net assets of the Hodges Blue Chip Equity Income Fund were $12,200,962.  The net assets of the combined Hodges Blue Chip Equity Income Fund as of September 30, 2015 would have been $27,801,743.

The unaudited pro forma information set forth below for the six months ended September 30, 2015, is intended to present financial information as if the acquisition of the Acquired Fund by the Acquiring Fund had been consummated at the Fund’s fiscal semi-period ended September 30, 2015 and the date of the most recently issued unaudited financial statements.  The information set forth below reflects adjustments made to expenses due to the elimination of duplicate services that would not have occurred if the Reorganization had taken place on the first day of the period described above.  The pro forma information has been derived from the books and records of the Funds utilized in calculating daily net asset value for the Funds and conforms to generally accepted accounting principles for U.S. mutual funds.  Hodges Capital Management, Inc., not the Funds, will bear the expenses incurred in the Reorganization, including the preparation and mailing costs of the Acquired Fund, and audit and legal fees of both Funds.

On a pro forma basis for the six months ended September 30, 2015, the proposed Reorganization would have resulted in the following approximate changes to expenses:

Hodges Blue Chip Equity Income Fund Pro Forma Adjustments
EXPENSES
Investment Advisory Fees	$180,711
Distribution Fees	$69,504
Transfer Agent Fees	$32,552
Registration Fees	$28,800
Audit Fees	$23,800
Trustees Fees	$10,000
Administration Fees	$8,341
Legal Fees	$7,100
Chief Compliance Officer Fees	$7,000
Custodian Fees	$6,200
Miscellaneous Expenses	$6,150
Reports to Shareholders	$5,300
Fund Accounting Fees	$4,455
Insurance Expenses	$3,250
Interest Expense	$588

Total Expenses	$393,751

Fees Waived and Expenses Reimbursed	$(32,329)

Net Expenses	$361,422

Part B-3

The actual expense ratios of the Funds for the six months ended September 30, 2015 were as follows.

	Acquired Fund: Hodges Equity Income Fund	Acquiring Fund: Hodges Blue Chip Equity Income Fund
Expense Ratio(1)	1.30%	1.30%
(1)  Hodges Capital Management, Inc. (the “Advisor”) has contractually agreed to reduce its fees and pay the Funds’ expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/Recoupment for Retail Class shares of the Funds to 1.30% of the Funds’ average net assets (the “Expense Cap”).  The Expense Cap will remain in effect at least until July 31, 2016 for the Hodges Equity Income Fund and July 31, 2017 for the Hodges Blue Chip Equity Income Fund.  The Agreement may be terminated at any time by the Board upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board.  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

The pro forma combined expense ratio for the six months ended September 30, 2015 would have been 1.30% for the Hodges Blue Chip Equity Income Fund.

The Acquiring Fund will be the surviving fund for accounting purposes.  The results of operations of the Acquiring Fund for pre-combination periods will not be restated.

No significant accounting policies (including valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended) will change as a result of the proposed Reorganization.

The Reorganization will be accounted for as a tax-free reorganization of investment companies.  In a tax-free reorganization:

1.
No gain or loss generally is recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by such Acquiring Fund of all of the liabilities of the Acquired Fund, or upon the distribution of the shares of the Acquiring Fund by the Acquired Fund to its shareholders in termination of the Acquired Fund.

2.	No gain or loss generally is recognized by the Acquired Fund’s shareholders upon the exchange of the shares of the Acquired Fund solely for shares of the Acquiring Fund pursuant to the Reorganization.

3.	The historical cost of investment securities generally is carried forward to the Acquiring Fund.
A Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The Acquiring Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.  As of September 30, 2015, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.  The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts.  As of September 30, 2015, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

Part B-4

PART C

OTHER INFORMATION

Item 15.                      Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 16.                      Exhibits

Exhibit No.	Exhibit
(1)(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolio’s (the “Trust”) Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(1)(b)
Amendment dated June 1, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 636 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 24, 2015.

(1)(c)
Amendment dated November 23, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(2)	Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(3)	Not Applicable.
(4)	A copy of the Agreement and Plan of Reorganization dated [ ], 2016 is attached to Part A of Form N-14 as an appendix.
(5)	Instruments Defining Rights of Security Holders are incorporated by reference to the Registrant’s Amended and Restated Declaration of Trust and the Registrant’s Amended and Restated Bylaws.
(6)(a)
Investment Advisory Agreement dated October 31, 2011, between the Trust, on behalf of the series listed on Schedule A, which may be amended from time to time (each a “Fund”), and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014

Part C-1

Exhibit No.	Exhibit
(7)(a)
Second Amendment dated June 15, 2009, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(7)(b)
Third Amendment dated November 11, 2013, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of its series, the Hodges Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(8)	Not Applicable.
(9)(a)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(9)(b)
Amendment to the Custody Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(10)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(11)	Opinion and Consent regarding the validity of shares to be issued by the Registrant –Filed herewith.
(12)	Form of Opinion and Consent of Schiff Hardin, LLP regarding certain tax matters for the Hodges Blue Chip 25 Fund and the Hodges Equity Income Fund –Filed herewith.
(13)(a)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16 2006.

(13)(b)
Amendment dated June 19, 2013, to the Fund Administration Servicing Agreement dated June 22, 2006, on behalf of the Hodges Funds between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(13)(c)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(13)(d)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(13)(e)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Blue Chip 25 Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(13)(f)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Equity Income Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(13)(g)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

Part C-2

Exhibit No.	Exhibit
(13)(h)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(14)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP – Filed herewith.
(15)	Not Applicable.
(16)(a)
Power of Attorney for Dorothy Berry dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2013.

(16)(b)
Power of Attorney for Wallace Cook dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2013.

(16)(c)
Power of Attorney for Eric Falkeis dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2013.

(16)(d)
Power of Attorney for Carl Froebel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2013.

(16)(e)
Power of Attorney for Steve Paggioli dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2013.

(16)(g)
Power of Attorney for Eric C. VanAndel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2013.

(17)(a)
Prospectus and Statement of Additional Information of the Hodges Funds dated July 29, 2015 was previously filed with the Trust’s Post-Effective Amendment No. 640 to its Registration Statement on Form N-1A with the SEC on July 28, 2015 and is incorporated by reference.

(17)(b)	Supplement dated January 25, 2016 to the Hodges Funds July 29, 2015 Prospectus was previously filed with the SEC on January 25, 2016, and is incorporated by reference.
(17)(c)
The Semi-Annual Report to Shareholders of the Hodges Funds for the Period Ended September 30, 2015 was previously filed on the Trust’s Form N-CSR with the SEC on December 2, 2015, and is incorporated by reference.

Item 17.                      Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 upon closing of the Reorganization.

Part C-3

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Glendora and State of California on the 28th day of January, 2016.

Professionally Managed Portfolios

By: /s/ Elaine E. Richards
Elaine E. Richards
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on January 28, 2016 by the following persons in the capacities indicated:

Signature	Title	Date

Dorothy A. Berry*	Trustee	January 28, 2016
Dorothy A. Berry

Wallace L. Cook*	Trustee	January 28, 2016
Wallace L. Cook

Eric W. Falkeis*	Trustee	January 28, 2016
Eric W. Falkeis

Carl A. Froebel*	Trustee	January 28, 2016
Carl A. Froebel

Steven J. Paggioli*	Trustee	January 28, 2016
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	January 28, 2016
Elaine E. Richards	Executive Officer

Eric C. VanAndel*	Treasurer and Principal	January 28, 2016
Eric C. VanAndel	Financial and Accounting Officer

*By: /s/ Elaine E. Richards		January 28, 2016
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

C-5

EXHIBIT INDEX

Exhibit Number	Description
EX.(11)	Opinion and Consent regarding the validity of shares to be issued by the Registrant
EX.(12)	Form of Opinion and Consent of Schiff Hardin LLP regarding certain tax matters for the Hodges Blue Chip 25 Fund and Hodges Equity Income Fund
EX.(14)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP